UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-05848

                      The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi
Chief Investment Officer	Co-Chief Investment Officer
BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class A Share of The Gabelli Value 25 Fund increased 1.6% compared with an increase of 2.7% and a decrease of 0.7% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (9/29/89)
Class A (GABVX)	1.61%	6.00%	6.55%	8.01%	7.83%	10.12%
With sales charge (b)	(4.23)	(0.09)	5.29	7.38	7.41	9.89
S&P 500 Index	2.65	14.37	13.42	10.17	9.30	9.72
Dow Jones Industrial Average	(0.73)	16.26	12.89	10.73	9.55	10.64
Nasdaq Composite Index	9.38	23.71	18.61	13.96	12.01	10.86
Class AAA (GVCAX)	1.62	5.98	6.54	8.01	7.83	10.12
Class C (GVCCX)	1.24	5.17	5.74	7.20	7.03	9.60
With contingent deferred sales charge (c)	0.24	4.17	5.74	7.20	7.03	9.60
Class I (GVCIX)	1.81	6.44	6.86	8.31	8.04	10.23
Class T (GVCTX)	1.62	5.96	6.54	8.01	7.83	10.12
With sales charge (d)	(0.92)	3.31	6.00	7.74	7.65	10.02

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, I, and T Shares are 1.41%, 1.41%, 2.16%, 1.16%, and 1.41% respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.41%, 1.41%, 2.16%, 1.00%, and 1.41%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares, Class I Shares, and Class T Shares would have been higher due to lower expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Value 25 Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Value 25 Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,016.20	1.42%	$ 7.10
Class A	$1,000.00	$1,016.10	1.42%	$ 7.10
Class C	$1,000.00	$1,012.40	2.17%	$10.83
Class I	$1,000.00	$1,018.10	1.00%	$ 5.00
Class T	$1,000.00	$1,016.20	1.42%	$ 7.10
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.75	1.42%	$ 7.10
Class A	$1,000.00	$1,017.75	1.42%	$ 7.10
Class C	$1,000.00	$1,014.03	2.17%	$10.84
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01
Class T	$1,000.00	$1,017.75	1.42%	$ 7.10

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

The Gabelli Value 25 Fund Inc.

Entertainment	16.7%
Broadcasting	10.3%
Financial Services	9.3%
Cable and Satellite	7.0%
Consumer Products	6.2%
Electronics	5.6%
Environmental Services	5.5%
Food and Beverages	5.1%
Diversified Industrial	5.1%
Metals and Mining	3.7%
Energy and Utilities	2.8%
Aerospace	2.7%
Automotive: Parts and Accessories	2.6%
Business Services	2.4%
Hotels and Gaming	2.3%
Machinery	2.1%
Equipment and Supplies	2.0%

Specialty Chemicals	1.6%
Automotive	1.5%
Consumer Services	0.9%
Telecommunications	0.9%
Building and Construction	0.8%
Real Estate	0.7%
Wireless Communications	0.6%
Communications Equipment	0.6%
Computer Software and Services	0.6%
U.S. Treasury Bills	0.4%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	Aerospace — 2.7%
269,000	Aerojet Rocketdyne Holdings Inc.†	$1,928,811	$7,932,810
250,000	Rolls-Royce Holdings plc	1,871,852	3,260,439
21,300,000	Rolls-Royce Holdings plc, Cl. C†(a)	29,670	28,111

		3,830,333	11,221,360

	Automotive — 1.5%
153,000	Navistar International Corp.†	4,200,079	6,230,160

	Automotive: Parts and Accessories — 2.6%
89,000	Genuine Parts Co.	2,039,498	8,169,310
9,000	O’Reilly Automotive Inc.†	1,170,484	2,462,130

		3,209,982	10,631,440

	Broadcasting — 10.3%
502,000	CBS Corp., Cl. A, Voting	9,307,857	28,433,280
7,000	Liberty Broadband Corp., Cl. A†	314,951	529,480
64,000	Liberty Broadband Corp., Cl. C†	1,611,655	4,846,080
100,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	179,817	4,536,000
166,000	MSG Networks Inc., Cl. A†	76,944	3,975,700

		11,491,224	42,320,540

	Building and Construction — 0.8%
96,000	Johnson Controls International plc	1,928,402	3,211,200

	Business Services — 2.4%
71,000	Macquarie Infrastructure Corp.	2,271,349	2,996,200
35,000	Mastercard Inc., Cl. A	737,764	6,878,200

		3,009,113	9,874,400

	Cable and Satellite — 7.0%
79,000	AMC Networks Inc., Cl. A†	0	4,913,800
105,000	Comcast Corp., Cl. A	1,006,420	3,445,050
162,000	DISH Network Corp., Cl. A†	4,101,706	5,444,820
80,000	EchoStar Corp., Cl. A†	1,943,279	3,552,000
206,000	Liberty Global plc, Cl. A†	4,322,016	5,673,240
45,000	Liberty Global plc, Cl. C†	448,934	1,197,450
92,000	Rogers Communications Inc., Cl. B	603,670	4,366,320

		12,426,025	28,592,680

	Communications Equipment — 0.6%
66,000	Loral Space & Communications Inc.†	3,366,480	2,481,600

	Computer Software and Services — 0.6%
160,000	Hewlett Packard Enterprise Co.	2,205,104	2,337,600

	Consumer Products — 6.2%
68,000	Edgewell Personal Care Co.†	2,509,822	3,431,280
34,000	Energizer Holdings Inc .	325,540	2,140,640

Shares		Cost	Market Value
399,000	Swedish Match AB	$5,936,130	$19,765,685

		8,771,492	25,337,605

	Consumer Services — 0.9%
180,000	Qurate Retail Inc.†	2,107,331	3,819,600

	Diversified Industrial — 5.1%
35,000	Ampco-Pittsburgh Corp.†	175,012	358,750
100,000	Crane Co.	2,601,250	8,013,000
86,000	Honeywell International Inc.	2,006,484	12,388,300

		4,782,746	20,760,050

	Electronics — 5.6%
450,500	Sony Corp., ADR	7,731,509	23,092,630

	Energy and Utilities — 2.8%
200,000	GenOn Energy Inc., Escrow†(a)	0	0
213,000	National Fuel Gas Co.	9,406,083	11,280,480

		9,406,083	11,280,480

	Entertainment — 16.7%
40,000	Discovery Inc., Cl. A†	369,758	1,100,000
183,000	Discovery Inc., Cl. C†	2,715,303	4,666,500
173,000	Grupo Televisa SAB, ADR	1,592,508	3,278,350
16,000	Liberty Media Corp.-Liberty Braves, Cl. A†	266,393	411,360
94,040	Liberty Media Corp.-Liberty Braves, Cl. C†	1,522,727	2,431,875
69,500	The Madison Square Garden Co, Cl. A†	389,001	21,558,205
178,000	Twenty-First Century Fox Inc., Cl. A	2,255,616	8,844,820
75,000	Twenty-First Century Fox Inc., Cl. B	2,444,130	3,695,250
640,000	Viacom Inc., Cl. A	19,273,199	22,688,000

		30,828,635	68,674,360

	Environmental Services — 5.5%
243,000	Republic Services Inc.	3,670,696	16,611,480
82,000	Waste Connections Inc.	2,664,235	6,172,960

		6,334,931	22,784,440

	Equipment and Supplies — 2.0%
127,000	CIRCOR International Inc.	1,643,772	4,693,920
90,000	Flowserve Corp.	528,443	3,636,000

		2,172,215	8,329,920

	Financial Services — 9.3%
140,000	American Express Co.	3,619,898	13,720,000
105,000	H&R Block Inc.	2,031,978	2,391,900
72,000	Legg Mason Inc.	1,743,303	2,500,560
265,000	The Bank of New York Mellon Corp.	8,386,149	14,291,450
98,000	Wells Fargo & Co.	3,127,585	5,433,120

		18,908,913	38,337,030

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage — 5.1%
92,000	Diageo plc, ADR	$3,455,502	$13,248,920
39,000	Fomento Economico Mexicano SAB de CV, ADR	450,822	3,423,810
108,000	Mondelēz International Inc., Cl. A	2,997,951	4,428,000

		6,904,275	21,100,730

	Hotels and Gaming — 2.3%
115,000	Ryman Hospitality Properties Inc., REIT	3,283,103	9,562,250

	Machinery — 2.1%
183,744	CNH Industrial NV	1,331,785	1,934,824
110,000	CNH Industrial NV, Borsa Italiana	990,523	1,168,455
80,500	Xylem Inc.	1,834,232	5,424,090

		4,156,540	8,527,369

	Metals and Mining — 3.7%
403,000	Newmont Mining Corp .	8,074,035	15,197,130

	Real Estate — 0.7%
62,000	Griffin Industrial Realty Inc.	1,066,792	2,727,380

	Specialty Chemicals — 1.6%
20,000	Ashland Global Holdings Inc.	1,180,714	1,563,600
27,000	DowDuPont Inc.	1,849,355	1,779,840
27,500	International Flavors & Fragrances Inc.	2,294,637	3,408,900

		5,324,706	6,752,340

Shares		Cost	Market Value

	Telecommunications — 0.9%
127,000	Telephone & Data Systems Inc.	$2,875,846	$3,482,340

	Wireless Communications — 0.6%
70,000	United States Cellular Corp.†	3,117,670	2,592,800

	TOTAL COMMON STOCKS	171,513,564	409,259,434

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$1,866,000	U.S. Treasury Bills, 1.873% to 1.897%††, 08/30/18 to 09/27/18	1,858,741	1,858,856

	TOTAL INVESTMENTS — 100.0%	$173,372,305	411,118,290

	Other Assets and Liabilities (Net) — 0.0%		(19,019)

	NET ASSETS — 100.0%		$411,099,271

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $173,372,305)	$411,118,290
Cash	848
Receivable for investments sold	511,850
Receivable for Fund shares sold	8,806
Receivable from Adviser	8,781
Dividends receivable	914,369
Prepaid expenses	39,787

Total Assets	412,602,731

Liabilities:
Foreign currency, at value (cost $16)	15
Payable for investments purchased	82,770
Payable for Fund shares redeemed	873,942
Payable for investment advisory fees	335,811
Payable for distribution fees	76,849
Payable for accounting fees	11,250
Other accrued expenses	122,823

Total Liabilities	1,503,460

Net Assets
(applicable to 26,273,938 shares outstanding)	$411,099,271

Net Assets Consist of:
Paid-in capital	$154,941,721
Accumulated net investment income	623,223
Accumulated net realized gains on investments and foreign currency transactions	17,780,755
Net unrealized appreciation on investments	237,745,985
Net unrealized appreciation on foreign currency translations	7,587

Net Assets	$411,099,271

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,087,493 ÷ 260,990 shares outstanding; 50,000,000 shares authorized)	$15.66
Class A:
Net Asset Value and redemption price per share ($342,990,209 ÷ 21,809,403 shares outstanding; 100,000,000 shares authorized)	$15.73
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.69
Class C:
Net Asset Value and offering price per share ($7,471,162 ÷ 608,766 shares outstanding; 50,000,000 shares authorized)	$12.27	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($56,549,351 ÷ 3,594,712 shares outstanding; 50,000,000 shares authorized)	$15.73
Class T:
Net Asset Value and redemption price per share ($1,055.58 ÷ 67.24 shares outstanding; 50,000,000 shares authorized)	$15.70
Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$16.10

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $273,408)	$3,480,442
Interest	19,600

Total Investment Income	3,500,042

Expenses:
Investment advisory fees	2,087,994
Distribution fees - Class AAA	5,397
Distribution fees - Class A	433,824
Distribution fees - Class C	39,039
Distribution fees - Class T	1
Shareholder services fees	131,624
Directors’ fees	46,878
Shareholder communications expenses	45,414
Registration expenses	39,642
Legal and audit fees	31,873
Custodian fees	27,208
Accounting fees	22,500
Interest expense	418
Miscellaneous expenses	17,620

Total Expenses	2,929,432

Less:
Expense reimbursements (See Note 3)	(50,438)
Expenses paid indirectly by broker (See Note 6)	(2,175)

Total Reimbursements and Credits	(52,613)

Net Expenses	2,876,819

Net Investment Income	623,223

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	19,731,141
Net realized loss on foreign currency transactions	(4,212)

Net realized gain on investments and foreign currency transactions	19,726,929

Net change in unrealized appreciation/depreciation:
on investments	(13,692,625)
on foreign currency translations	(10,925)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(13,703,550)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,023,379

Net Increase in Net Assets Resulting from Operations	$6,646,602

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$ 623,223	$ 560,928
Net realized gain on investments and foreign currency transactions	19,726,929	30,334,810
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(13,703,550)	23,958,654

Net Increase in Net Assets Resulting from Operations	6,646,602	54,854,392

Distributions to Shareholders:
Net investment income
Class AAA	—	(4,232)
Class A	—	(281,247)
Class I	—	(290,730)
Class T	—	(2)

	—	(576,211)

Net realized gain
Class AAA	—	(288,565)
Class A	—	(23,450,159)
Class C	—	(666,142)
Class I	—	(3,830,151)
Class T	—	(65)

	—	(28,235,082)

Total Distributions to Shareholders	—	(28,811,293)

Capital Share Transactions:
Class AAA	(513,318)	211,262
Class A	(25,248,694)	(46,819,852)
Class C	(966,100)	(3,303,351)
Class I	(4,996,556)	11,148,820
Class T	—	1,068

Net Decrease in Net Assets from Capital Share Transactions	(31,724,668)	(38,762,053)

Redemption Fees	2	110

Net Decrease in Net Assets	(25,078,064)	(12,718,844)
Net Assets:
Beginning of year	436,177,335	448,896,179

End of period (including undistributed net investment income of $623,223 and $0, respectively)	$411,099,271	$436,177,335

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets / Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursements	Operating Expenses Net of Reimbursements	Portfolio Turnover Rate
Class AAA
2018(c)	$ 15.41	$ 0.02	$ 0.23	$ 0.25	—	—	—	$0.00	$15.66	1.6%	$4,088	0.25	%(d)	1.42%(d)	1.42%(d)(e)	1%
2017	14.61	0.01	1.85	1.86	$(0.02)	$(1.04)	$(1.06)	0.00	15.41	12.7	4,542	0.09		1.41	1.41(e)	2
2016	14.07	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.61	11.6	4,103	0.48		1.40	1.40(e)	2
2015	18.23	0.01	(1.72)	(1.71)	(0.01)	(2.44)	(2.45)	—	14.07	(9.5)	4,492	0.05		1.39	1.39(e)	3
2014	19.71	0.02	0.34	0.36	(0.03)	(1.81)	(1.84)	0.00	18.23	1.7	7,321	0.12		1.38	1.38	23
2013	15.21	0.03	4.98	5.01	(0.04)	(0.47)	(0.51)	0.00	19.71	33.1	7,174	0.16		1.39	1.39(f)	9
Class A
2018(c)	$ 15.48	$ 0.02	$ 0.23	$0.25	—	—	—	$0.00	$15.73	1.6%	$342,990	0.25	%(d)	1.42%(d)	1.42%(d)(e)	1%
2017	14.66	0.01	1.86	1.87	$(0.01)	$(1.04)	$(1.05)	0.00	15.48	12.8	362,729	0.09		1.41	1.41(e)	2
2016	14.12	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.66	11.6	386,700	0.48		1.40	1.40(e)	2
2015	18.29	0.01	(1.73)	(1.72)	(0.01)	(2.44)	(2.45)	—	14.12	(9.5)	427,905	0.07		1.39	1.39(e)	3
2014	19.78	0.02	0.33	0.35	(0.03)	(1.81)	(1.84)	0.00	18.29	1.6	563,876	0.11		1.38	1.38	23
2013	15.24	0.03	5.00	5.03	(0.02)	(0.47)	(0.49)	0.00	19.78	33.2	635,817	0.18		1.39	1.39(f)	9
Class C
2018(c)	$ 12.12	$ (0.03)	$ 0.18	$0.15	—	—	—	$0.00	$12.27	1.2%	$7,471	(0.51	)%(d)	2.17%(d)	2.17%(d)(e)	1%
2017	11.77	(0.08)	1.47	1.39	—	$(1.04)	$(1.04)	0.00	12.12	11.8	8,351	(0.67)		2.16	2.16(e)	2
2016	11.55	(0.03)	1.28	1.25	—	(1.03)	(1.03)	0.00	11.77	10.8	11,171	(0.27)		2.15	2.15(e)	2
2015	15.55	(0.10)	(1.46)	(1.56)	—	(2.44)	(2.44)	—	11.55	(10.2)	13,317	(0.69)		2.14	2.14(e)	3
2014	17.18	(0.11)	0.29	0.18	—	(1.81)	(1.81)	0.00	15.55	0.9	19,395	(0.64)		2.13	2.13	23
2013	13.37	(0.09)	4.37	4.28	—	(0.47)	(0.47)	0.00	17.18	32.2	23,912	(0.58)		2.14	2.14(f)	9
Class I
2018(c)	$ 15.45	$ 0.05	$ 0.23	$0.28	—	—	—	$0.00	$15.73	1.8%	$56,549	0.68	%(d)	1.17%(d)	1.00%(d)(e)(g)	1%
2017	14.64	0.08	1.85	1.93	$(0.08)	$(1.04)	$(1.12)	0.00	15.45	13.2	60,554	0.50		1.16	1.00(e)(g)	2
2016	14.10	0.12	1.57	1.69	(0.12)	(1.03)	(1.15)	0.00	14.64	11.9	46,922	0.79		1.15	1.13(e)(g)	2
2015	18.28	0.05	(1.73)	(1.68)	(0.06)	(2.44)	(2.50)	—	14.10	(9.3)	64,336	0.28		1.14	1.14(e)	3
2014	19.76	0.07	0.34	0.41	(0.08)	(1.81)	(1.89)	0.00	18.28	2.0	138,916	0.33		1.13	1.13	23
2013	15.22	0.06	5.02	5.08	(0.07)	(0.47)	(0.54)	0.00	19.76	33.5	127,347	0.32		1.14	1.14(f)	9
Class T
2018(c)	$ 15.45	$ 0.02	$ 0.23	$0.25	—	—	—	—	$15.70	1.6%	$1	0.25	%(d)	1.42%(d)	1.42%(d)(e)	1%
2017(h)	15.91	(0.01)	0.63	0.62	$(0.04)	$(1.04)	$(1.08)	—	15.45	3.9	1	(0.18)		1.41(d)	1.41(d)(e)	2

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The ratios do not include a reduction of advisory fee on unsupervised assets for the year ended December 31, 2013. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40% and 1.40% (Class AAA and Class A), 2.15% (Class C), and 1.15% (Class I). For the year 2014, the effect of such advisory fee reduction on unsupervised assets was minimal. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there were no unsupervised assets and therefore no advisory fee reductions.

(g)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $50,438 for the six months ended June 30, 2018, and $87,199 for the year ended December 31, 2017, the effects of which were minimal.

(h)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland and commenced investment operations on September 29, 1989. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 11,193,249	—	$28,111	$ 11,221,360
Energy and Utilities	11,280,480	—	0	11,280,480
Other Industries (a)	386,757,594	—	—	386,757,594
Total Common Stocks	409,231,323	—	28,111	409,259,434
U.S. Government Obligations	—	$1,858,856	—	1,858,856
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$409,231,323	$1,858,856	$28,111	$411,118,290

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2018, the Fund held no restricted securities.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$1,141,947
Net long term capital gains	29,541,548

Total distributions paid	$30,683,495

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$175,233,674	$239,226,809	$(3,342,193)	$235,884,616

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective October 1, 2016, the Adviser contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2019 at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I. The agreement is renewable annually. At June 30, 2018, the cumulative amount which the Fund may repay the Advisor is $149,427.

For the year ended December 31, 2016, expiring December 31, 2019	$11,790
For the year ended December 31, 2017, expiring December 31, 2020	87,199
For the six months ended June 30, 2018, expiring December 31, 2021	50,438

$149,427

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receives an annual fee of $2,000 per year. The Chairman of the Nominating Committee and Proxy Voting Committee each receives an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $4,877,660 and $38,744,810 respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Fund paid $7,693 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $8 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,175.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,758	$119,531	56,037	$881,770
Shares issued upon reinvestment of distributions	—	—	18,601	287,025
Shares redeemed	(41,508)	(632,849)	(60,788)	(957,533)

Net increase/(decrease)	(33,750)	$(513,318)	13,850	$211,262

Class A
Shares sold	62,349	$979,170	190,962	$2,981,864
Shares issued upon reinvestment of distributions	—	—	1,438,964	22,303,924
Shares redeemed	(1,687,223)	(26,227,864)	(4,566,779)	(72,105,640)

Net decrease	(1,624,874)	$(25,248,694)	(2,936,853)	$(46,819,852)

Class C
Shares sold	6,310	$76,515	22,582	$279,493
Shares issued upon reinvestment of distributions	—	—	51,731	628,009
Shares redeemed	(86,327)	(1,042,615)	(334,977)	(4,210,853)

Net decrease	(80,017)	$(966,100)	(260,664)	$(3,303,351)

Class I
Shares sold	278,101	$4,360,879	1,207,770	$19,052,127
Shares issued upon reinvestment of distributions	—	—	246,145	3,807,872
Shares redeemed	(602,586)	(9,357,435)	(740,070)	(11,711,179)

Net increase/(decrease)	(324,485)	$(4,996,556)	713,845	$11,148,820

Class T(a)
Shares sold	—	—	63	$1,000
Shares issued upon reinvestment of distributions	—	—	4	68

Net increase	—	—	67	$1,068

(a)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q218SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value 25 Fund Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.